DERIVATIVE INSTRUMENTS (Details 2) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Derivative instruments [Abstract]
Realized gain on contracts settled during the year	CAD (4,721)	CAD (65,376)
Reversal of opening contracts settled during the year	(43,324)	55,214
Unrealized loss during the year on contracts outstanding at the end of the year	44,386	82,779
(Gain) loss on derivative instruments	CAD (3,659)	CAD 72,617